Average Annual Total Returns - Freedom 100 Emerging Markets ETF Class			12 Months Ended	60 Months Ended	79 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			59.40%	12.83%	14.06%
Performance Inception Date		May 22, 2019
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			58.69%	12.46%	13.76%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			35.96%	10.36%	11.62%
Solactive GBS Emerging Markets Large & Mid Cap Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Solactive GBS Emerging Markets Large & Mid Cap Index (reflects no deduction for fees or expenses)1
Average Annual Return, Percent	[1]		32.37%	4.62%	8.08%
Freedom 100 Emerging Markets Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Freedom 100 Emerging Markets Index (reflects no deduction for fees or expenses)1
Average Annual Return, Percent	[1]		60.66%	13.21%	14.46%

[1]	Index assumes withholding of taxes on dividends.